RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 169	$ 185	$ 230
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest	11.45%
Lease expense	$ 56	56	56
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 0	$ 10	$ 2